SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Property, Plant and Equipment) (Details)	12 Months Ended
Dec. 31, 2020
Buildings and plant [Member]
Property, plant and equipment
Estimated useful lives	30 years
Machine and equipment
Property, plant and equipment
Estimated useful lives	15 years
Furniture and Fixtures [Member] | Minimum [Member]
Property, plant and equipment
Estimated useful lives	3 years
Furniture and Fixtures [Member] | Maximum [Member]
Property, plant and equipment
Estimated useful lives	5 years
Vehicles [Member]
Property, plant and equipment
Estimated useful lives	6 years